Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Deferred tax asset on net operating tax loss	€ 37,598
Effective income tax rate	26.10%	26.50%	23.10%
Statutory corporate income tax rate for current fiscal year	4.00%
Unrecognized tax losses	€ 27,466	€ 10,488
Unrecognized DTA on Tax losses	€ 0	€ 0
Stevanato Group Holding S.R.L
Income Tax [Line Items]
Percentage of stock ownership by parent	73.73%
Percentage of profitable shares owned by parent	81.79%
Italian Pillar Two rules
Income Tax [Line Items]
Effective income tax rate	15.00%